Note 5 - Trade accounts receivable (Tables)	12 Months Ended
Dec. 31, 2012
Trade Accounts Receivable [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	December 31,
	2012	2011
Trade accounts receivable	$75	$241
Less: Allowance for doubtful accounts	(11)	-
Trade accounts receivable, net	$64	$241